Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year (a)	Summary compensation table total for PEO(1)(2) ($) (b)	Compensation actually paid to PEO(1)(3) ($) (c)	Average summary compensation table total for non-PEO NEOs(1)(2) ($) (d)	Average CAP to non-PEO NEOs(1)(3) ($) (e)	Value of initial fixed $100 investment based on:(4)		Net income ($ millions) (h)	Adjusted diluted EPS ($)(5) (i)
					Total shareholder return ($) (f)	Peer group total shareholder return ($)(4) (g)
Fiscal 2023	17,511,240	33,835,589	5,086,164	8,310,891	193.34	128.13	1,733	11.99
Fiscal 2022	16,735,752	26,067,277	4,449,340	6,444,163	143.70	118.43	1,667	11.03
Fiscal 2021	14,873,815	39,787,688	4,602,193	10,407,833	125.20	122.56	1,545	9.26

(1)
Steven H. Collis served as the Company’s PEO for each fiscal year presented. The individuals comprising the Non-PEO NEOs for each fiscal year presented are as follows: for fiscal 2023, James F. Cleary, Robert P. Mauch, Gina K. Clark, and Elizabeth S. Campbell; for fiscal 2022, James F. Cleary, Robert. P. Mauch, Gina K. Clark, and Silvana Battaglia; and for fiscal 2021, James F. Cleary, Robert P. Mauch, Gina K. Clark, and John G. Chou.

(2)
The dollar amounts reported in column (b) are the amounts of total compensation reported for the Company’s PEO for each corresponding fiscal year in the “Total” column of the SCT. The dollar amounts reported in column (d) are the average amounts of total compensation reported for the Non-PEO NEOs for each corresponding fiscal year in the “Total” column of the SCT. Refer to the SCT set forth on page 62 of this proxy statement for further detail.

(3)
The dollar amounts reported in columns (c) and (e) represent the amounts of CAP to PEO and average CAP to Non-PEO NEOs, respectively. CAP does not necessarily represent cash and/or equity value transferred to the PEO or applicable Non-PEO NEO without restriction, but rather is a value calculated in accordance with applicable SEC rules. CAP reflects the exclusions and inclusions of certain amounts as set forth below. As the Company does not have a defined benefit plan, no adjustments for pension benefits are included in the below tables. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the SCT.

Year	SCT total for PEO ($)	Exclusion of stock awards and option awards for PEO ($)	Inclusion of equity values for PEO ($)	CAP to PEO ($)
Fiscal 2023	17,511,240	(12,500,174)	28,824,523	33,835,589
Fiscal 2022	16,735,752	(11,250,120)	20,581,645	26,067,277
Fiscal 2021	14,873,815	(10,500,201)	35,414,074	39,787,688
Year	Average SCT total for non-PEO NEOs ($)	Average exclusion of stock awards and option awards for non-PEO NEOs ($)	Average inclusion of equity values for non-PEO NEOs ($)	Average CAP to non-PEO NEOs ($)
Fiscal 2023	5,086,164	(3,125,162)	6,349,889	8,310,891
Fiscal 2022	4,449,340	(2,525,163)	4,519,986	6,444,163
Fiscal 2021	4,602,193	(2,550,086)	8,355,726	10,407,833
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-end fair value of equity awards granted during fiscal year that remained outstanding and unvested as of last day of fiscal year for PEO ($)	Plus, change in fair value from last day of prior fiscal year to last day of fiscal year of outstanding and unvested equity awards for PEO ($)	Plus, vesting-date fair value of equity awards granted during fiscal year that vested during fiscal year for PEO ($)	Plus, change in fair value from last day of prior fiscal year to vesting date of unvested equity awards that vested during fiscal year for PEO ($)	Minus, fair value at last day of prior fiscal year of equity awards that failed to meet applicable vesting conditions during fiscal year for PEO ($)	Plus, value of dividends or other earnings paid on equity awards not otherwise included for PEO ($)	Total – inclusion of equity values for PEO ($)
Fiscal 2023	14,972,771	7,221,775	211,618	6,418,359	—	—	28,824,523
Fiscal 2022	11,642,181	5,727,847	—	3,211,617	—	—	20,581,645
Fiscal 2021	15,030,404	11,804,432	—	8,579,238	—	—	35,414,074
Year	Average year-end fair value of equity awards granted during fiscal year that remained outstanding and unvested as of last day of fiscal year for non-PEO NEOs ($)	Plus, average change in fair value from last day of prior fiscal year to last day of fiscal year of outstanding and unvested equity awards for non-PEO NEOs ($)	Plus, average vesting-date fair value of equity awards granted during fiscal year that vested during fiscal year for non-PEO NEOs ($)	Plus, average change in fair value from last day of prior fiscal year to vesting date of unvested equity awards that vested during fiscal year for non-PEO NEOs ($)	Minus, average fair value at last day of prior fiscal year of equity awards that failed to meet applicable vesting conditions during fiscal year for non-PEO NEOs ($)	Plus, average value of dividends or other earnings paid on equity awards not otherwise included for non-PEO NEOs ($)	Total – average inclusion of equity values for non-PEO NEOs ($)
Fiscal 2023	3,753,521	1,321,780	43,514	1,231,074	—	—	6,349,889
Fiscal 2022	2,662,853	1,185,599	—	671,534	—	—	4,519,986
Fiscal 2021	3,650,284	2,680,338	—	2,025,104	—	—	8,355,726

(4)
For purposes of calculating the total shareholder return (“TSR”) for our peer group, the S&P 500 Health Care Index (the “Peer Group TSR”) was utilized pursuant to Item 201(e) of Regulation S-K and as is reflected in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2023. In accordance with applicable SEC rules, the Peer Group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on September 30, 2020, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.
(5)
We determined Adjusted Diluted EPS (“Adjusted EPS”) to be the most important financial performance measure used to link Company performance to CAP to the PEO and Non-PEO NEOs in fiscal 2023. This performance measure may not have been the most important financial performance measure for fiscal 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EPS is a non-GAAP financial measure. See Appendix A for additional information regarding non-GAAP financial measures, including GAAP to non-GAAP reconciliations.

Company Selected Measure Name	Adjusted dilutedEPS
Named Executive Officers, Footnote
(1)
Steven H. Collis served as the Company’s PEO for each fiscal year presented. The individuals comprising the Non-PEO NEOs for each fiscal year presented are as follows: for fiscal 2023, James F. Cleary, Robert P. Mauch, Gina K. Clark, and Elizabeth S. Campbell; for fiscal 2022, James F. Cleary, Robert. P. Mauch, Gina K. Clark, and Silvana Battaglia; and for fiscal 2021, James F. Cleary, Robert P. Mauch, Gina K. Clark, and John G. Chou.

Peer Group Issuers, Footnote
(4)
For purposes of calculating the total shareholder return (“TSR”) for our peer group, the S&P 500 Health Care Index (the “Peer Group TSR”) was utilized pursuant to Item 201(e) of Regulation S-K and as is reflected in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2023. In accordance with applicable SEC rules, the Peer Group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on September 30, 2020, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.

PEO Total Compensation Amount	$ 17,511,240	$ 16,735,752	$ 14,873,815
PEO Actually Paid Compensation Amount	$ 33,835,589	26,067,277	39,787,688
Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in columns (c) and (e) represent the amounts of CAP to PEO and average CAP to Non-PEO NEOs, respectively. CAP does not necessarily represent cash and/or equity value transferred to the PEO or applicable Non-PEO NEO without restriction, but rather is a value calculated in accordance with applicable SEC rules. CAP reflects the exclusions and inclusions of certain amounts as set forth below. As the Company does not have a defined benefit plan, no adjustments for pension benefits are included in the below tables. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the SCT.

Year	SCT total for PEO ($)	Exclusion of stock awards and option awards for PEO ($)	Inclusion of equity values for PEO ($)	CAP to PEO ($)
Fiscal 2023	17,511,240	(12,500,174)	28,824,523	33,835,589
Fiscal 2022	16,735,752	(11,250,120)	20,581,645	26,067,277
Fiscal 2021	14,873,815	(10,500,201)	35,414,074	39,787,688
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-end fair value of equity awards granted during fiscal year that remained outstanding and unvested as of last day of fiscal year for PEO ($)	Plus, change in fair value from last day of prior fiscal year to last day of fiscal year of outstanding and unvested equity awards for PEO ($)	Plus, vesting-date fair value of equity awards granted during fiscal year that vested during fiscal year for PEO ($)	Plus, change in fair value from last day of prior fiscal year to vesting date of unvested equity awards that vested during fiscal year for PEO ($)	Minus, fair value at last day of prior fiscal year of equity awards that failed to meet applicable vesting conditions during fiscal year for PEO ($)	Plus, value of dividends or other earnings paid on equity awards not otherwise included for PEO ($)	Total – inclusion of equity values for PEO ($)
Fiscal 2023	14,972,771	7,221,775	211,618	6,418,359	—	—	28,824,523
Fiscal 2022	11,642,181	5,727,847	—	3,211,617	—	—	20,581,645
Fiscal 2021	15,030,404	11,804,432	—	8,579,238	—	—	35,414,074

Non-PEO NEO Average Total Compensation Amount	$ 5,086,164	4,449,340	4,602,193
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,310,891	6,444,163	10,407,833
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in columns (c) and (e) represent the amounts of CAP to PEO and average CAP to Non-PEO NEOs, respectively. CAP does not necessarily represent cash and/or equity value transferred to the PEO or applicable Non-PEO NEO without restriction, but rather is a value calculated in accordance with applicable SEC rules. CAP reflects the exclusions and inclusions of certain amounts as set forth below. As the Company does not have a defined benefit plan, no adjustments for pension benefits are included in the below tables. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the SCT.
Year	Average SCT total for non-PEO NEOs ($)	Average exclusion of stock awards and option awards for non-PEO NEOs ($)	Average inclusion of equity values for non-PEO NEOs ($)	Average CAP to non-PEO NEOs ($)
Fiscal 2023	5,086,164	(3,125,162)	6,349,889	8,310,891
Fiscal 2022	4,449,340	(2,525,163)	4,519,986	6,444,163
Fiscal 2021	4,602,193	(2,550,086)	8,355,726	10,407,833
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average year-end fair value of equity awards granted during fiscal year that remained outstanding and unvested as of last day of fiscal year for non-PEO NEOs ($)	Plus, average change in fair value from last day of prior fiscal year to last day of fiscal year of outstanding and unvested equity awards for non-PEO NEOs ($)	Plus, average vesting-date fair value of equity awards granted during fiscal year that vested during fiscal year for non-PEO NEOs ($)	Plus, average change in fair value from last day of prior fiscal year to vesting date of unvested equity awards that vested during fiscal year for non-PEO NEOs ($)	Minus, average fair value at last day of prior fiscal year of equity awards that failed to meet applicable vesting conditions during fiscal year for non-PEO NEOs ($)	Plus, average value of dividends or other earnings paid on equity awards not otherwise included for non-PEO NEOs ($)	Total – average inclusion of equity values for non-PEO NEOs ($)
Fiscal 2023	3,753,521	1,321,780	43,514	1,231,074	—	—	6,349,889
Fiscal 2022	2,662,853	1,185,599	—	671,534	—	—	4,519,986
Fiscal 2021	3,650,284	2,680,338	—	2,025,104	—	—	8,355,726

Compensation Actually Paid vs. Total Shareholder Return	PEO and average non-PEO NEO Compensation Actually Paid vs. Company TSR
Compensation Actually Paid vs. Net Income	PEO and average non-PEO NEO Compensation Actually Paid vs. net income
Compensation Actually Paid vs. Company Selected Measure	PEO and average non-PEO NEO Compensation Actually Paid vs. Adjusted EPS
Total Shareholder Return Vs Peer Group	Comparison of cumulative TSR of Cencora and peer group TSR
Tabular List, Table
List of most important financial performance measures
The following table presents an unranked list of the most important financial performance measures, including the Company-Selected Measure, used by the Company to link CAP for all NEOs to Company performance for fiscal 2023.
Measure
Adjusted EPS*
Adjusted Operating Income*
Adjusted Free Cash Flow*
Adjusted ROIC*

*
Represents a non-GAAP financial measure. See Appendix A for additional information regarding non-GAAP financial measures, including required GAAP to non-GAAP reconciliations.

Total Shareholder Return Amount	$ 193.34	143.7	125.2
Peer Group Total Shareholder Return Amount	128.13	118.43	122.56
Net Income (Loss)	$ 1,733,000,000	$ 1,667,000,000	$ 1,545,000,000
Company Selected Measure Amount | $ / shares	11.99	11.03	9.26
PEO Name	Steven H. Collis
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(5)
We determined Adjusted Diluted EPS (“Adjusted EPS”) to be the most important financial performance measure used to link Company performance to CAP to the PEO and Non-PEO NEOs in fiscal 2023. This performance measure may not have been the most important financial performance measure for fiscal 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted EPS is a non-GAAP financial measure. See Appendix A for additional information regarding non-GAAP financial measures, including GAAP to non-GAAP reconciliations.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow*
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted ROIC
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,500,174)	$ (11,250,120)	$ (10,500,201)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,824,523	20,581,645	35,414,074
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,972,771	11,642,181	15,030,404
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,221,775	5,727,847	11,804,432
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	211,618	0	0
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,418,359	3,211,617	8,579,238
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,125,162)	(2,525,163)	(2,550,086)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,349,889	4,519,986	8,355,726
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,753,521	2,662,853	3,650,284
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,321,780	1,185,599	2,680,338
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,514
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,231,074	671,534	2,025,104
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0